TAXATION - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 9,866		¥ 17,803	¥ 10,458
Deferred income tax expense	14,925	$ 2,164	42,698	28,840
Total income tax expense	¥ 24,791	$ 3,594	¥ 60,501	¥ 39,298